Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 52.2%
Penn Series Flexibly Managed Fund*	176,703	$18,947,891
Penn Series Index 500 Fund*	819,261	42,536,042
Penn Series Large Cap Growth Fund*	47,106	2,119,771
Penn Series Large Cap Value Fund*	121,611	6,338,371
Penn Series Large Core Value Fund*	124,551	4,287,048
Penn Series Large Growth Stock Fund*	23,384	2,115,316
Penn Series Mid Cap Growth Fund*	106,255	4,299,090
Penn Series Mid Core Value Fund*	269,125	10,555,073
Penn Series Real Estate Securities Fund*	226,679	8,242,037
Penn Series Small Cap Index Fund*	182,333	6,363,415
Penn Series SMID Cap Growth Fund*	40,959	2,151,577
Penn Series SMID Cap Value Fund*	51,217	2,155,194
TOTAL AFFILIATED EQUITY FUNDS (Cost $75,238,129)		110,110,825

AFFILIATED FIXED INCOME FUNDS — 36.4%
Penn Series High Yield Bond Fund*	441,818	8,350,350
Penn Series Limited Maturity Bond Fund*	1,302,542	18,704,507
Penn Series Quality Bond Fund*	2,962,968	49,570,456
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $70,797,457)		76,625,313

AFFILIATED INTERNATIONAL EQUITY FUNDS — 11.2%
Penn Series Developed International Index Fund*	433,766	8,523,504
Penn Series Emerging Markets Equity Fund*	571,370	6,633,602
Penn Series International Equity Fund*	189,071	8,407,999
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $19,576,323)		23,565,105
TOTAL INVESTMENTS — 99.8% (Cost $165,611,909)		$210,301,243
Other Assets & Liabilities — 0.2%		508,344
TOTAL NET ASSETS — 100.0%		$210,809,587

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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